Consolidated Statements of Changes in (Deficit)/Equity (USD $) In Thousands	Total	Common stock [Member]	Additional paid-in capital [Member]	(Accumulated deficit)/ Retained Earnings [Member]	Accumulated other comprehensive income [Member]	Receivables from stockholder [Member]	Total Global Brass and Copper Holdings, Inc. stockholder's equity [Member]	Noncontrolling interest [Member]
Stockholder's Equity, Beginning Balance at Jan. 01, 2010	$ 24,859	$ 211	$ 20,000	$ 1,207	$ 1,119		$ 22,537	$ 2,322
Profits interest compensation	3,452		3,452				3,452
Distribution to shareholder	(42,500)		(13,246)	(29,254)			(42,500)
Net (loss) income	42,145			41,633			41,633	512
Other comprehensive (loss) income, net of tax	513				442		442	71
Stockholder's Equity, Ending Balance at Dec. 31, 2010	28,469	211	10,206	13,586	1,561		25,564	2,905
Profits interest compensation	885		885				885
Distributions to \ Payments from stockholder	(2,451)					(2,451)	(2,451)
Net (loss) income	55,288			55,132			55,132	156
Other comprehensive (loss) income, net of tax	469				362		362	107
Stockholder's Equity, Ending Balance at Dec. 31, 2011	82,660	211	11,091	68,718	1,923	(2,451)	79,492	3,168
Profits interest compensation	19,517		19,517				19,517
Distribution to shareholder	(160,000)		(30,608)	(129,392)			(160,000)
Distributions to \ Payments from stockholder	(2,161)					(2,161)	(2,161)
Net (loss) income	(5,844)			(6,012)			(6,012)	168
Other comprehensive (loss) income, net of tax	(123)				(145)		(145)	22
Stockholder's Equity, Ending Balance at Jun. 30, 2012	(65,951)	211		(66,686)	1,778	(4,612)	(69,309)	3,358
Stockholder's Equity, Beginning Balance at Dec. 31, 2011	82,660	211	11,091	68,718	1,923	(2,451)	79,492	3,168
Profits interest compensation	19,517		19,517				19,517
Distribution to shareholder	(160,000)		(30,608)	(129,392)			(160,000)
Distributions to \ Payments from stockholder	(2,424)					(2,424)	(2,424)
Net (loss) income	12,895			12,521			12,521	374
Other comprehensive (loss) income, net of tax	(449)				(457)		(457)	8
Stockholder's Equity, Ending Balance at Dec. 31, 2012	(47,801)	211		(48,153)	1,466	(4,875)	(51,351)	3,550
Profits interest compensation	29,271		29,271				29,271
Share-based compensation	181		181				181
Distributions to \ Payments from stockholder	4,875					4,875	4,875
Net (loss) income	(5,585)			(5,744)			(5,744)	159
Other comprehensive (loss) income, net of tax	(812)				(879)		(879)	67
Stockholder's Equity, Ending Balance at Jun. 30, 2013	$ (19,871)	$ 211	$ 29,452	$ (53,897)	$ 587		$ (23,647)	$ 3,776